COMMITMENTS - Royalties in Cost of Sales (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Commitments [Line Items]
Royalties	$ 44,800,000	$ 43,800,000
Price per ounce of gold of un-modeled measured and indicated resources	50
Aggregate continuing and discontinued operations
Disclosure Of Commitments [Line Items]
Royalties	44,800,000	70,600,000
Essakane mine
Disclosure Of Commitments [Line Items]
Royalties	$ 44,600,000	43,800,000
Essakane mine | Scenario One
Disclosure Of Commitments [Line Items]
Royalty percentage, conditional market price, percentage	3.00%
Essakane mine | Scenario Two
Disclosure Of Commitments [Line Items]
Royalty percentage, conditional market price, percentage	4.00%
Essakane mine | Scenario Three
Disclosure Of Commitments [Line Items]
Royalty percentage, conditional market price, percentage	5.00%
Essakane mine | Scenario Four
Disclosure Of Commitments [Line Items]
Royalty percentage, conditional market price, percentage	6.00%
Essakane mine | Scenario Five
Disclosure Of Commitments [Line Items]
Royalty percentage, conditional market price, percentage	6.50%
Essakane mine | Scenario Six
Disclosure Of Commitments [Line Items]
Royalty percentage, conditional market price, percentage	7.00%
Essakane mine | Minimum | Gold, Ounces | Scenario Two
Disclosure Of Commitments [Line Items]
Price per ounce of gold of un-modeled measured and indicated resources	$ 1,000
Essakane mine | Minimum | Gold, Ounces | Scenario Three
Disclosure Of Commitments [Line Items]
Price per ounce of gold of un-modeled measured and indicated resources	1,300
Essakane mine | Minimum | Gold, Ounces | Scenario Four
Disclosure Of Commitments [Line Items]
Price per ounce of gold of un-modeled measured and indicated resources	1,500
Essakane mine | Minimum | Gold, Ounces | Scenario Five
Disclosure Of Commitments [Line Items]
Price per ounce of gold of un-modeled measured and indicated resources	1,700
Essakane mine | Minimum | Gold, Ounces | Scenario Six
Disclosure Of Commitments [Line Items]
Price per ounce of gold of un-modeled measured and indicated resources	2,000
Essakane mine | Maximum | Gold, Ounces
Disclosure Of Commitments [Line Items]
Price per ounce of gold of un-modeled measured and indicated resources	1,000
Essakane mine | Maximum | Gold, Ounces | Scenario Two
Disclosure Of Commitments [Line Items]
Price per ounce of gold of un-modeled measured and indicated resources	1,300
Essakane mine | Maximum | Gold, Ounces | Scenario Three
Disclosure Of Commitments [Line Items]
Price per ounce of gold of un-modeled measured and indicated resources	1,500
Essakane mine | Maximum | Gold, Ounces | Scenario Four
Disclosure Of Commitments [Line Items]
Price per ounce of gold of un-modeled measured and indicated resources	1,700
Essakane mine | Maximum | Gold, Ounces | Scenario Five
Disclosure Of Commitments [Line Items]
Price per ounce of gold of un-modeled measured and indicated resources	2,000
Westwood
Disclosure Of Commitments [Line Items]
Royalties	$ 200,000	0
Rosebel Gold Mines N.V.
Disclosure Of Commitments [Line Items]
In-kind royalty per ounce, percentage	2.00%
Price participation percentage in excess of market price of $425 per ounce	6.50%
Percent of minerals payable to charitable foundation	0.25%
Rosebel Gold Mines N.V. | Discontinued operations
Disclosure Of Commitments [Line Items]
Royalties	$ 0	$ 26,800,000
Rosebel Gold Mines N.V. | Minimum | Gold, Ounces
Disclosure Of Commitments [Line Items]
Price per ounce of gold of un-modeled measured and indicated resources	$ 425